UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011
Check here if Amendment [  ]; Amendment Number: ______
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     TPG Capital, L.P.
Address:  301 Commerce Street, Suite 3300
          Fort Worth, TX 76102

Form 13F File Number: 28-13396

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ronald Cami
Title:    General Counsel
Phone:    (817) 871-4000

  Signature, Place, and Date of Signing:


    /s/ Ronald Cami         Fort Worth, Texas          May 13, 2011


*TPG Capital, L.P. (the "Reporting Manager") does not serve as adviser to all of the owners of, or have formal investment discretion with respect to, the securities in the indicated rows, but may be deemed to be part of a group of affiliated persons exercising investment discretion with respect to such securities. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g) or 16(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules thereunder, or for any other purpose, that the Reporting Manager or any other manager with respect to the securities listed herein exercises investment discretion or is a member of, or is otherwise affiliated with, such a group with respect to such securities. Reference is made, where relevant, to reports filed under Sections 13(d), 13(g) and 16(a) of the Exchange Act for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any other manager with which it may share or be deemed to share investment discretion and related entities.

The filing of this report shall not be deemed an admission, for purposes of
Section 13(f), 13(d), 13(g) or 16(a) of the Exchange Act, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person is the beneficial owner of any securities.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     11

Form 13F Information Table Value Total:     $2,534,559
                                            (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                     FORM 13F INFORMATION TABLE


     Name of                     Title of       CUSIP        Value       Shares / Sh/ Put/  Investment  Other      Voting Authority
     Issuer                        Class        Number      (x$1000)     Prn Amt  Prn Call  Discretion  Managers   Sole  Shared None
Agria Corp.                    Sponsored ADR   00850H103      6,098     4,325,000  Sh       Defined*           4,325,000     0     0

Amyris Inc.                         Com        03236M101     93,110     3,262,450  Sh       Defined*           3,262,450     0     0

Armstrong World Inds Inc. New       Com        04247X102    323,978     7,001,892  Sh       Defined*           7,001,892     0     0

Beckman Coulter Inc.                Com        075811109      4,731        56,951  Sh       Defined*              56,951     0     0

Biocryst Pharmaceuticals            Com        09058V103      4,405     1,162,269  Sh       Defined*           1,162,269     0     0

CIT Group Inc.                    Com New      125581801     34,804       817,959  Sh       Defined*             817,959     0     0

Genomic Health Inc.                 Com        37244C101     34,693     1,410,273  Sh       Defined*           1,410,273     0     0

Graphic  Packaging  Hldg  Co.       Com        388689101    716,301   132,158,875  Sh       Defined*         132,158,875     0     0

LPL Invst. Hldngs. Inc.             Com        50213H100  1,225,067    34,210,185  Sh       Defined*          34,210,185     0     0

Schiff Nutrition Intl. Inc.         Com        806693107     66,825     7,335,345  Sh       Defined*           7,335,345     0     0

Smart Modular Technologies Inc.   Ord SHS      G82245104     24,547     3,163,313  Sh       Defined*           3,163,313     0     0